STATEMENT OF INVESTMENTS
BNY  Mellon  Municipal Income, Inc.

December 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6%
Alabama - 5.4%
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.75	10/1/2046	4,000,000	[a]	4,088,534
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	2,500,000		2,503,359
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	1,500,000		1,510,152
				8,102,045
Arizona - 4.9%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group) Ser. A	4.00	11/1/2045	1,355,000		1,193,695
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,510,783
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	1,500,000	[b]	1,499,928
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,010,922
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000		2,228,825
				7,444,153
California - 12.2%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,000,000		855,549
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	565,000		523,151
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	3,750,000		3,794,617
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	2,000,000		2,019,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
California - 12.2% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	4.52	5/15/2038	4,000,000	[b,c,d]	4,011,544
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	4.58	5/15/2036	3,740,000	[b,c,d]	3,768,349
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Franscisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	5.44	5/1/2044	3,360,000	[b,c,d]	3,435,536
				18,408,491
Colorado - 5.9%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	2,000,000		1,623,067
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2056	1,500,000		1,468,100
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	5.28	11/15/2043	3,997,093	[b,c,d]	4,039,938
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	4.37	8/1/2044	1,645,000	[b,c,d]	1,716,728
				8,847,833
Connecticut - 2.4%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2040	1,000,000		1,086,331
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2045	2,500,000		2,537,464
				3,623,795

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Florida - 7.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	1,500,000		1,408,850
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	1,500,000		1,476,938
Halifax Hospital Medical Center, Revenue Bonds, Refunding	4.00	6/1/2025	1,000,000	[e]	1,030,743
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Inc. Obligated Group) Ser. B	4.00	5/15/2053	1,000,000		668,525
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	1,500,000		1,514,838
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	1.80	8/15/2049	2,770,000	[b,c,d]	2,446,578
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	1.40	10/1/2049	1,380,000	[b,c,d]	1,201,730
Tender Option Bond Trust Receipts (Series 2022-XF1385), (Fort Myers FL Utility, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate (%) 4.00	1.99	10/1/2044	1,050,000	[b,c,d]	1,015,563
				10,763,765
Georgia - 5.1%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,250,000		1,232,114
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	5.14	1/1/2056	1,270,000	[b,c,d]	1,260,937
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	2.82	7/1/2044	2,660,000	[b,c,d]	2,747,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Georgia - 5.1% (continued)
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,500,000		1,549,593
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	1,000,000		856,148
				7,646,145
Illinois - 19.0%
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,725,000		1,701,665
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000		2,110,731
Chicago II, GO, Ser. A	5.00	1/1/2044	1,000,000		971,502
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000		1,105,037
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,000,000		1,024,015
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,000,000		2,027,641
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000		1,571,008
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,013,398
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,029,573
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000		1,248,586
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000		1,028,833
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2047	1,350,000		1,322,974
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,416,252
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,291,961
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,419,925

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Illinois - 19.0% (continued)
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	4.58	10/1/2040	7,000,000	[b,c,d]	7,308,314
				28,591,415
Indiana - .7%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,024,383
Iowa - .9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	1,500,000		1,401,654
Kentucky - 1.6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	1,000,000		1,015,190
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,500,000	[g]	1,453,740
				2,468,930
Louisiana - 4.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	1,000,000		934,870
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	4.95	7/1/2047	6,320,000	[b,c,d]	6,377,045
				7,311,915
Maryland - 3.4%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners LLC) Ser. B	5.25	6/30/2052	1,000,000		991,950
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000		1,454,387

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Maryland - 3.4% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2046	750,000		653,760
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	4.58	7/1/2042	2,000,000	[b,c,d]	2,041,471
				5,141,568
Massachusetts - 6.3%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2029	1,500,000	[e]	1,617,754
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2046	1,835,000		1,843,164
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	950,000		999,545
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	4.00	7/1/2044	1,500,000		1,344,400
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	4.58	5/1/2043	3,695,009	[b,c,d]	3,718,599
				9,523,462
Michigan - 1.6%
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000		932,170
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		510,910
Pontiac School District, GO	4.00	5/1/2045	1,000,000		992,752
				2,435,832
Minnesota - 1.0%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000		978,206

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Minnesota - 1.0% (continued)
St. Paul Minnesota Housing & Redevelopment Authority, Revenue Bonds, Refunding (HealthEast Care System Project)	5.00	11/15/2025	500,000	[e] 529,457
				1,507,663
Missouri - 1.8%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport Terminal) Ser. A	5.00	3/1/2044	750,000	762,772
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	2,000,000	1,884,938
				2,647,710
Multi-State - .8%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,415,000	[b] 1,230,899
Nebraska - .7%
Douglas County Hospital Authority No. 2, Revenue Bonds (Children's Hospital Obligated Group)	5.00	11/15/2036	1,000,000	1,040,712
Nevada - 2.4%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,348,110
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,100,889
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,137,364
				3,586,363
New Hampshire - .5%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	1,000,000	781,047
New Jersey - 8.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	750,000	784,296
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000	1,198,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
New Jersey - 8.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	855,000		768,501
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,250,000		1,267,299
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,078,727
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,000,000		1,036,361
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	1,200,000		1,140,129
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000		967,809
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,860,000		3,786,730
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	390,000		391,436
				13,419,482
New York - 5.5%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[f]	1,456,433
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2042	1,000,000		1,007,663
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	1,500,000		1,459,716
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2051	750,000		662,186
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	2.68	11/15/2047	2,000,000	[b,c,d]	1,812,575

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.6% (continued)
New York - 5.5% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	2,000,000	1,861,796
				8,260,369
Ohio - 1.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,000,000	856,990
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	979,774
				1,836,764
Oregon - .5%
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2057	1,000,000	709,211
Pennsylvania - 8.4%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2032	1,255,000	1,394,879
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2042	1,000,000	1,000,445
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2036	1,000,000	1,000,982
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,057,732
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Senior Living)	4.00	7/1/2046	1,000,000	817,190
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,000,000	2,068,944
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000	1,025,128
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,000,000	900,500
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000	1,051,070
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,000,000	1,051,402

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Pennsylvania - 8.4% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,345,000		1,327,293
				12,695,565
Rhode Island - .4%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000		542,499
South Carolina - 7.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		870,890
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,000,000		846,339
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	4.56	12/1/2043	4,800,000	[b,c,d]	4,816,150
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000		4,515,105
				11,048,484
South Dakota - 1.3%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-recourse, Underlying Coupon Rate (%) 5.00	5.26	7/1/2046	2,000,000	[b,c,d]	2,009,022
Tennessee - 1.3%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	4.25	7/1/2023	2,000,000	[b,c,d]	2,019,893
Texas - 13.6%
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	2,275,000		2,036,681

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Texas - 13.6% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000		980,900
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2052	4,000,000	[f]	877,611
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Webminister Project)	4.00	11/1/2049	1,600,000		1,219,371
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/2/2038	1,750,000		1,735,539
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2046	1,675,000		1,368,459
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	4.58	2/1/2043	6,300,000	[b,c,d]	6,309,076
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group LLC)	5.00	12/31/2055	1,000,000		957,332
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group LLC)	5.00	12/31/2050	1,200,000		1,159,503
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	2,500,000		2,395,983
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000		1,483,009
				20,523,464
Utah - 1.6%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy Inc.) Ser. A	5.00	4/15/2031	860,000		929,560
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000		1,512,484
				2,442,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.6% (continued)
Virginia - 2.5%
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,000,000	1,893,153
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2057	1,000,000	994,387
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes LLC)	4.00	1/1/2048	1,000,000	835,372
				3,722,912
Washington - 9.2%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000	888,277
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	4.82	7/1/2058	13,000,000	[b,c,d] 13,028,231
				13,916,508
Wisconsin - 2.2%
Public Finance Authority, Revenue Bonds (EMU Campus Living LLC) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,087,490
Public Finance Authority, Revenue Bonds (EMU Campus Living LLC) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,086,589
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,070,581
				3,244,660
Total Investments (cost $240,357,492)			152.6%	229,920,657
Liabilities, Less Cash and Receivables			(32.5%)	(49,073,917)
Preferred Stock, at redemption value			(20.1%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	150,621,740

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $78,826,381 or 52.33% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF FINANCIAL FUTURES
BNY  Mellon  Municipal Income, Inc.

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	229,920,657	-	229,920,657
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(51,997,102)	-	(51,997,102)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At December 31, 2022, accumulated net unrealized depreciation on investments was $10,436,835, consisting of $2,610,900 gross unrealized appreciation and $13,047,735 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.